Class K [Member] Performance Management - Class K - BlackRock Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund, a series of BlackRock Funds II (the “Predecessor Fund”), in a reorganization on September 17, 2018 (the “Reorganization”). The Fund adopted the performance of the Predecessor Fund as a result of the Reorganization. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Predecessor Fund had the same investment objectives, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Fund as of the date of the Reorganization. The performance information for periods prior to August 1, 2016, the commencement of operations of Class K Shares, shows the performance of the Predecessor Fund’s Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares. The Predecessor Fund’s returns prior to July 1, 2016 as reflected in the bar chart and the table are the returns of the Predecessor Fund when it followed different investment strategies under the name “BlackRock Secured Credit Portfolio.” The table compares the Fund’s performance to that of the Bloomberg U.S. Universal Index and a customized performance benchmark comprised of the Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%) (the “Customized Reference Benchmark”). The Customized Reference Benchmark is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to that of the Bloomberg U.S. Universal Index and a customized performance benchmark comprised of the Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%) (the “Customized Reference Benchmark”). The Customized Reference Benchmark is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.
Bar Chart [Heading]	Class K Shares ANNUAL TOTAL RETURNS BlackRock Income Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 9.97% (quarter ended June 30, 2020) and the lowest return for a quarter was -10.26% (quarter ended March 31, 2020).

Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	(800) 882-0052
Class K Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	9.97%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(10.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020